Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2014	Dec. 31, 2013
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	55,333,392	54,604,124
Common stock, shares outstanding	55,333,392	54,604,124